Receivables (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 1,190,689	$ 243,639
Trade receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Receivables	84,443	92,912
Construction contract asset
Disclosure of detailed information about financial instruments [line items]
Receivables	125,426	61,786
GST receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	278,182	84,566
SR&ED tax credits receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	675,000	0
Other receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 27,638	$ 4,375